Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Detail Textuals 1)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended								9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)		Sep. 30, 2014 Apex [Member] USD ($)	Sep. 30, 2014 Apex [Member] CAD	Dec. 31, 2013 Apex [Member] USD ($)	Dec. 31, 2013 Apex [Member] CAD	Dec. 31, 2013 Revenues Customer	Dec. 31, 2012 Revenues Customer	Sep. 30, 2014 Revenues Customer One Customer	Sep. 30, 2013 Revenues Customer One Customer	Dec. 31, 2013 Revenues Customer One	Dec. 31, 2012 Revenues Customer One	Sep. 30, 2014 Revenues Customer Two Customer	Sep. 30, 2013 Revenues Customer Two Customer	Dec. 31, 2013 Revenues Customer Two	Dec. 31, 2012 Revenues Customer Two	Dec. 31, 2013 Accounts Receivable Customer	Dec. 31, 2012 Accounts Receivable Customer	Dec. 31, 2013 Accounts Receivable Customer One Customer	Dec. 31, 2012 Accounts Receivable Customer One	Dec. 31, 2013 Accounts Receivable Customer Two	Dec. 31, 2012 Accounts Receivable Customer Two	Sep. 30, 2014 Total purchases Individual Supplier	Sep. 30, 2013 Total purchases Individual Supplier	Dec. 31, 2013 Total purchases Individual Supplier	Dec. 31, 2012 Total purchases Individual Supplier	Sep. 30, 2014 Total purchases Supplier Concentration Risk [Member] Vendor	Sep. 30, 2013 Total purchases Supplier Concentration Risk [Member] Vendor	Dec. 31, 2013 Total purchases Supplier Concentration Risk [Member] Vendor	Dec. 31, 2012 Total purchases Supplier Concentration Risk [Member] Vendor	Sep. 30, 2014 Accounts Payable Supplier Concentration Risk [Member] Vendor	Sep. 30, 2013 Accounts Payable Supplier Concentration Risk [Member] Vendor	Dec. 31, 2013 Accounts Payable Supplier Concentration Risk [Member] Vendor	Dec. 31, 2012 Accounts Payable Supplier Concentration Risk [Member] Vendor
Deferred Cost [Line Items]
Cash balances insured by FDIC	$ 250,000		$ 250,000		$ 250,000
Tax benefits recognized provided percentage of likelihood of realization is greater than					50.00%
Number of customers												2	2	1	1			3	3			2	2	1
Total percent of revenues from various customers														11.00%	10.00%	10.00%	13.00%	23.00%	21.00%	8.00%	7.00%			19.00%	14.00%	12.00%	10.00%	21.00%	26.00%	18.00%	28.00%	59.00%	58.00%	58.00%	71.00%	69.00%	79.00%	61.00%	67.00%
Number of vendors																																4	4	4	4	4	4	4	4
Net loss	(563,000)	(167,000)	(696,000)	(3,385,000)	(5,218,000)	(3,866,000)	[1]
Comprehensive loss	(561,000)	(166,000)	(719,000)	(3,383,000)	(5,241,000)	(3,844,000)	[1]
Other comprehensive loss					(23,000)	22,000	[1]
Fair value of bonus to be paid to CEO								153,000	160,000	153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized			254,000					90,000	101,000	149,000	160,000
Adjustments to fair value of warrants (reflected in other income)	88,000	166,000	(254,000)	(166,000)	(296,000)
Income Tax Expense (Benefit)	397,000	(109,000)	519,000	(466,000)	(199,000)	(125,000)	[1]
Pre-tax loss	$ 200,000	$ 300,000	$ 200,000	$ 3,900,000
Annual effective tax rate			0.302%		3.70%	3.10%
U.S. federal statutory rate			34.00%		34.00%	34.00%

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.